Inventories (Details) (USD $) In Millions, unless otherwise specified	Aug. 29, 2013	Aug. 30, 2012
Inventory, Net, Items Net of Reserve Alternative [Abstract]
Finished goods	$ 796	$ 512
Work in process	1,719	1,148
Raw materials and supplies	134	152
Inventories	$ 2,649	$ 1,812